Consolidated Statements of Operations ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares	Mar. 31, 2015 INR (₨) ₨ / shares shares
Operating revenues:
Sale of power	₨ 4,182,985	$ 64,502	₨ 2,626,148	₨ 1,124,138
Operating costs and expenses:
Cost of operations (exclusive of depreciation and amortization shown separately below)	375,787	5,795	190,648	79,816
General and administrative	797,161	12,292	672,841	425,952
Depreciation and amortization	1,046,565	16,138	687,781	322,430
Total operating cost and expenses	2,219,513	34,225	1,551,270	828,198
Operating income	1,963,472	30,277	1,074,878	295,940
Other expense:
Interest expense, net	2,371,836	36,574	2,058,836	831,790
(Gain)/Loss on foreign currency exchange, net	(109,128)	(1,683)	343,137	299,628
Total other expenses	2,262,708	34,891	2,401,973	1,131,418
Loss before income tax	(299,236)	(4,614)	(1,327,095)	(835,478)
Income tax expense	(892,333)	(13,760)	(327,745)	(253,112)
Net loss	(1,191,569)	(18,374)	(1,654,840)	(1,088,590)
Less: Net loss attributable to non-controlling interest	(18,924)	(292)	(4,651)	(5,595)
Net loss attributable to APGL	(1,172,645)	(18,082)	(1,650,189)	(1,082,995)
Net loss attributable to APGL equity shareholders	₨ (1,452,571)	$ (22,399)	₨ (3,027,937)	₨ (1,838,202)
Net loss per share attributable to APGL equity stockholders
Basic and diluted | (per share)	₨ (111.00)	$ (1.72)	₨ (1,722.00)	₨ (1,046.00)
Shares used in computing basic and diluted per share amounts
Equity shares	13,040,618	13,040,618	1,758,080	1,758,080
Compulsorily Convertible Preferred Shares [Member]
Other expense:
Accretion to redemption value	₨ (235,853)	$ (3,637)	₨ (1,347,923)	₨ (755,207)
Redeemable Non-controlling Interest [Member]
Other expense:
Accretion to redemption value	₨ (44,073)	$ (680)	₨ (29,825)